Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2012
Loans and Allowance for Loan Losses [Abstract]
Recorded investment in loans by loan class
The following tables present the recorded investment in loans by loan class:

	December 31, 2012
(dollars in thousands)	New York and
	other states*	Florida	Total
Commercial:
Commercial real estate	$167,249	18,882	186,131
Other	33,381	65	33,446
Real estate mortgage - 1 to 4 family:
First mortgages	1,814,214	275,764	2,089,978
Home equity loans	35,601	1,089	36,690
Home equity lines of credit	301,338	32,571	333,909
Installment	4,183	396	4,579
Total loans, net	$2,355,966	328,767	2,684,733
Less: Allowance for loan losses			47,927
Net loans			$2,636,806

	December 31, 2011
(dollars in thousands)	New York and
	other states*	Florida	Total
Commercial:
Commercial real estate	$189,101	25,226	214,327
Other	33,734	102	33,836
Real estate mortgage - 1 to 4 family:
First mortgages	1,731,127	177,518	1,908,645
Home equity loans	46,082	1,224	47,306
Home equity lines of credit	285,762	27,276	313,038
Installment	4,078	73	4,151
Total loans, net	$2,289,884	231,419	2,521,303
Less: Allowance for loan losses			48,717
Net loans			$2,472,586

* Includes New York, New Jersey, Vermont, and Massachusetts.

Recorded investment in non-accrual loans by loan class
The following tables present the recorded investment in non-accrual loans by loan class:

	December 31, 2012
(dollars in thousands)	New York and
	other states*	Florida	Total
Loans in nonaccrual status:
Commercial:
Commercial real estate	$6,511	2,698	9,209
Other	124	-	124
Real estate mortgage - 1 to 4 family:
First mortgages	30,329	7,319	37,648
Home equity loans	694	-	694
Home equity lines of credit	4,263	501	4,764
Installment	6	1	7
Total non-accrual loans	41,927	10,519	52,446
Restructured real estate mortgages - 1 to 4 family	231	-	231
Total nonperforming loans	$42,158	10,519	52,677

	December 31, 2011
(dollars in thousands)	New York and
	other states*	Florida	Total
Loans in nonaccrual status:
Commercial:
Commercial real estate	$4,968	5,000	9,968
Other	13	-	13
Real estate mortgage - 1 to 4 family:
First mortgages	24,392	9,862	34,254
Home equity loans	968	57	1,025
Home equity lines of credit	2,460	743	3,203
Installment	3	-	3
Total non-accrual loans	32,804	15,662	48,466
Restructured real estate mortgages - 1 to 4 family	312	-	312
Total nonperforming loans	$33,116	15,662	48,778

Aging of the recorded investment in past due loans by loan class and by region
The following tables present the aging of the recorded investment in past due loans by loan class and by region as of December 31, 2012 and 2011:

New York and other states:
	December 31, 2012
(dollars in thousands)	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	3,225	3,225	164,024	167,249
Other	-	-	4	4	33,377	33,381
Real estate mortgage - 1 to 4 family:
First mortgages	6,364	2,248	21,341	29,953	1,784,261	1,814,214
Home equity loans	177	216	464	857	34,744	35,601
Home equity lines of credit	604	350	3,044	3,998	297,340	301,338
Installment	40	27	-	67	4,116	4,183

Total	$7,185	2,841	28,078	38,104	2,317,862	2,355,966

Florida:

(dollars in thousands)	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	2,698	2,698	16,184	18,882
Other	-	-	-	-	65	65
Real estate mortgage - 1 to 4 family:
First mortgages	862	452	5,390	6,704	269,060	275,764
Home equity loans	-	-	-	-	1,089	1,089
Home equity lines of credit	59	29	442	530	32,041	32,571
Installment	9	-	1	10	386	396

Total	$930	481	8,531	9,942	318,825	328,767

Total:

(dollars in thousands)	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	5,923	5,923	180,208	186,131
Other	-	-	4	4	33,442	33,446
Real estate mortgage - 1 to 4 family:
First mortgages	7,226	2,700	26,731	36,657	2,053,321	2,089,978
Home equity loans	177	216	464	857	35,833	36,690
Home equity lines of credit	663	379	3,486	4,528	329,381	333,909
Installment	49	27	1	77	4,502	4,579

Total	$8,115	3,322	36,609	48,046	2,636,687	2,684,733

New York and other states:
	December 31, 2011
(dollars in thousands)	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$400	-	3,157	3,557	185,544	189,101
Other	-	-	-	-	33,734	33,734
Real estate mortgage - 1 to 4 family:
First mortgages	7,850	2,313	20,294	30,457	1,700,670	1,731,127
Home equity loans	186	32	852	1,070	45,012	46,082
Home equity lines of credit	871	473	2,371	3,715	282,047	285,762
Installment	29	4	2	35	4,043	4,078

Total	$9,336	2,822	26,676	38,834	2,251,050	2,289,884

Florida:

(dollars in thousands)	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$1,042	-	5,000	6,042	19,184	25,226
Other	-	-	-	-	102	102
Real estate mortgage - 1 to 4 family:
First mortgages	813	1,502	8,973	11,288	166,230	177,518
Home equity loans	68	-	65	133	1,091	1,224
Home equity lines of credit	100	91	684	875	26,401	27,276
Installment	1	-	-	1	72	73

Total	$2,024	1,593	14,722	18,339	213,080	231,419

Total:

(dollars in thousands)	30-59	60-89	90 +	Total
	Days	Days	Days	30+ days		Total
	Past Due	Past Due	Past Due	Past Due	Current	Loans

Commercial:
Commercial real estate	$1,442	-	8,157	9,599	204,728	214,327
Other	-	-	-	-	33,836	33,836
Real estate mortgage - 1 to 4 family:
First mortgages	8,663	3,815	29,267	41,745	1,866,900	1,908,645
Home equity loans	254	32	917	1,203	46,103	47,306
Home equity lines of credit	971	564	3,055	4,590	308,448	313,038
Installment	30	4	2	36	4,115	4,151

Total	$11,360	4,415	41,398	57,173	2,464,130	2,521,303

Transactions in the allowance for loan losses by portfolio segment
Transactions in the allowance for loan losses are summarized as follows:

(dollars in thousands)	For the year ended	For the year ended	For the year ended
	December 31, 2012	December 31, 2011	December 31, 2010
Balance at beginning of period	$48,717	$41,911	37,591
Loans charged off:
Commercial-New York and other states*	1,307	171	141
Commercial-Florida	1,192	1,000	4,940
Real estate mortgage - 1 to 4 family - New York and other states*	6,919	4,315	3,754
Real estate mortgage - 1 to 4 family - Florida	3,920	6,990	10,878
Installment-New York and other states*	128	80	150
Installment-Florida	13	2	5
Total loan chargeoffs	13,479	12,558	19,868

Recoveries of loans previously charged off:
Commercial-New York and other states*	112	55	34
Commercial-Florida	26	4	69
Real estate mortgage - 1 to 4 family - New York and other states*	375	477	700
Real estate mortgage - 1 to 4 family - Florida	127	34	89
Installment-New York and other states*	49	43	95
Installment-Florida	-	1	1
Total recoveries	689	614	988
Net loans charged off	12,790	11,944	18,880
Provision for loan losses	12,000	18,750	23,200
Balance at end of period	$47,927	$48,717	41,911

Allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method
The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2012 and 2011:

	December 31, 2012
		1-to-4 Family
	Commercial Loans	Residential Real Estate	Installment Loans	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	3,771	44,069	87	47,927

Total ending allowance balance	$3,771	44,069	87	47,927

Loans:
Individually evaluated for impairment	$9,333	16,740	-	26,073
Collectively evaluated for impairment	210,244	2,443,837	4,579	2,658,660

Total ending loans balance	$219,577	2,460,577	4,579	2,684,733

	December 31, 2011
		1-to-4 Family
	Commercial Loans	Residential Real Estate	Installment Loans	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	4,140	44,479	98	48,717

Total ending allowance balance	$4,140	44,479	98	48,717

Loans:
Individually evaluated for impairment	$9,981	3,730	-	13,711
Collectively evaluated for impairment	238,182	2,265,259	4,151	2,507,592

Total ending loans balance	$248,163	2,268,989	4,151	2,521,303

Impaired loans by loan class
The following tables present impaired loans by loan class as of December 31, 2012, 2011 and 2010:

New York and other states:
	December 31, 2012
(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$6,511	7,169	-	5,615
Other	124	124	-	107
Real estate mortgage - 1 to 4 family:
First mortgages	12,964	14,143	-	6,075
Home equity loans	623	664	-	260
Home equity lines of credit	1,633	1,735	-	458

Total	$21,855	23,835	-	12,515

Florida:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$2,698	3,890	-	5,871
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	1,472	2,665	-	948
Home equity lines of credit	48	176	-	24

Total	$4,218	6,731	-	6,843

Total:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$9,209	11,059	-	11,486
Other	124	124	-	107
Real estate mortgage - 1 to 4 family:
First mortgages	14,436	16,808	-	7,023
Home equity loans	623	664	-	260
Home equity lines of credit	1,681	1,911	-	482

Total	$26,073	30,566	-	19,358

New York and other states:
	December 31, 2011
(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$4,968	5,684	-	5,198
Other	13	32	-	56
Real estate mortgage - 1 to 4 family:
First mortgages	2,874	3,299	-	1,664
Home equity loans	151	199	-	69
Home equity lines of credit	-	75	-	-

Total	$8,006	9,289	-	6,987

Florida:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$5,000	9,042	-	6,774
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	705	1,301	-	224

Total	$5,705	10,343	-	6,998

Total:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$9,968	14,726	-	11,972
Other	13	32	-	56
Real estate mortgage - 1 to 4 family:
First mortgages	3,579	4,600	-	1,888
Home equity loans	151	199	-	69
Home equity lines of credit	-	75	-	-

Total	$13,711	19,632	-	13,985

New York and other states:
	December 31, 2010
(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$5,617	6,217	-	3,792
Other	126	189	-	179
Real estate mortgage - 1 to 4 family:
First mortgages	336	516	-	373
Home equity loans	-	58	-	-
Home equity lines of credit	-	77	-	-

Total	$6,079	7,057	-	4,344

Florida:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$8,281	12,798	-	9,289
Other	-	-	-	1
Real estate mortgage - 1 to 4 family:
First mortgages	-	-	-	-

Total	$8,281	12,798	-	9,290

Total:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$13,898	19,015	-	13,081
Other	126	189	-	180
Real estate mortgage - 1 to 4 family:
First mortgages	336	516	-	373
Home equity loans	-	58	-	-
Home equity lines of credit	-	77	-	-

Total	$14,360	19,855	-	13,634

Modified loans by class that were determined to be TDR's
The following table presents modified loans by class that were determined to be TDR's that occurred during the years ended December 31, 2012 and 2011:

	December 31, 2012
New York and other states*:		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
(dollars in thousands)	Contracts	Investment	Investment

Commercial:
Commercial real estate	2	$138	138
Real estate mortgage - 1 to 4 family:
First mortgages	95	10,636	10,636
Home equity loans	16	488	488
Home equity lines of credit	30	1,633	1,633

Total	143	$12,895	12,895

Florida:		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
(dollars in thousands)	Contracts	Investment	Investment

Commercial:
Commercial real estate	-	$-	-
Real estate mortgage - 1 to 4 family:
First mortgages	12	1,265	1,265
Home equity lines of credit	2	48	48

Total	14	$1,313	1,313

	December 31, 2011
New York and other states*:		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
(dollars in thousands)	Contracts	Investment	Investment

Commercial:
Commercial real estate	1	$91	90
Real estate mortgage - 1 to 4 family:
First mortgages	21	2,758	2,518
Home equity loans	4	160	151

Total	26	$3,009	2,759

Florida:		Pre-Modification	Post-Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
(dollars in thousands)	Contracts	Investment	Investment

Commercial:
Commercial real estate	-	$-	-
Real estate mortgage - 1 to 4 family:
First mortgages	6	852	705

Total	6	$852	705

Loans by class modified as TDR's for which there was a payment default
The following table presents loans by class modified as TDR's that occurred during the years ended December 31, 2012 and 2011 for which there was a payment default during the same period:

	December 31, 2012
New York and other states*:	Number of	Recorded
(dollars in thousands)	Contracts	Investment

Commercial:
Commercial real estate	-	$-
Real estate mortgage - 1 to 4 family:
First mortgages	22	2,265
Home equity loans	2	13
Home equity lines of credit	5	209

Total	29	$2,487

Florida:
	Number of	Recorded
(dollars in thousands)	Contracts	Investment

Commercial:
Commercial real estate	-	$-
Real estate mortgage - 1 to 4 family:
First mortgages	6	605
Home equity lines of credit	1	47

Total	7	$652

	December 31, 2011
New York and other states*:	Number of	Recorded
(dollars in thousands)	Contracts	Investment

Commercial:
Commercial real estate	1	$90
Real estate mortgage - 1 to 4 family:
First mortgages	13	1,729
Home equity loans	3	113

Total	17	$1,932

Florida:
	Number of	Recorded
(dollars in thousands)	Contracts	Investment

Commercial:
Commercial real estate	-	$-
Real estate mortgage - 1 to 4 family:
First mortgages	6	705

Total	6	$705

Risk category of loans by class of loans
As of December 31, 2012 and 2011, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	December 31, 2012
New York and other states:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$155,981	11,268	167,249
Other	33,067	314	33,381

	$189,048	11,582	200,630

Florida:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$12,454	6,428	18,882
Other	65	-	65

	$12,519	6,428	18,947

	December 31, 2011
New York and other states:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$181,717	7,384	189,101
Other	33,721	13	33,734

	$215,438	7,397	222,835

Florida:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$17,626	7,600	25,226
Other	102	-	102

	$17,728	7,600	25,328